Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 15,673	$ 126,498
Accounts receivable, net	327,664	305,088
Inventories	465,349	391,925
Other current assets	19,491	14,493
Total current assets	828,177	838,004
Property and equipment, net	39,455	31,221
Goodwill	319,440	303,703
Intangible assets, net	75,366	56,627
Other assets	5,710	7,672
Total assets	1,268,148	1,237,227
Current liabilities:
Current portion of long-term obligations	19	72
Borrowings under revolving credit agreements (Note 5)	20,000
Accounts payable	127,359	182,185
Accrued expenses and other current liabilities	75,661	83,748
Total current liabilities	223,039	266,005
Long-term obligations:
Borrowings under revolving credit agreements (Note 5)		10,000
Other long-term obligations, net of current portion		16
Total long-term obligations		10,016
Deferred income taxes and other liabilities	43,399	32,310
Commitments and contingencies
Watsco, Inc. shareholders' equity:
Preferred stock, $0.50 par value, 10,000,000 shares authorized; no shares issued
Paid-in capital	493,519	472,883
Accumulated other comprehensive loss, net of tax	(352)	(593)
Retained earnings	404,360	387,186
Treasury stock, at cost, 6,322,650 shares of Common stock and 48,263 shares of Class B common stock in 2011 and 2010	(114,425)	(114,425)
Total Watsco, Inc. shareholders' equity	802,790	764,461
Noncontrolling interest	198,920	164,435
Total shareholders' equity	1,001,710	928,896
Total liabilities and shareholders' equity	1,268,148	1,237,227
Common Stock [Member]
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	17,338	17,223
Class B Common Stock [Member]
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	$ 2,350	$ 2,187